Intangible Assets - Additional Information (Details) - USD ($) $ in Millions			12 Months Ended
	Jan. 01, 2017	Oct. 31, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Blue Waters
Finite-Lived Intangible Assets [Line Items]
Goodwill, acquired		$ 2.1
Trademarks
Finite-Lived Intangible Assets [Line Items]
Value of the asset			$ 1.3	$ 1.6	$ 1.9
Trademarks | Blue Waters
Finite-Lived Intangible Assets [Line Items]
Value of the asset			0.0
Aspen trademark
Finite-Lived Intangible Assets [Line Items]
Value of the asset			$ 1.3
Blue Waters
Finite-Lived Intangible Assets [Line Items]
Economic useful life			5 years
Insurance Licenses
Finite-Lived Intangible Assets [Line Items]
Value of the asset			$ 16.7	16.7	16.7
Renewal Rights
Finite-Lived Intangible Assets [Line Items]
Value of the asset				$ 0.0	$ 0.0
Digital Re
Finite-Lived Intangible Assets [Line Items]
Goodwill, acquired	$ 1.8
Equity method investment, ownership percentage	49.00%